Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Compugen Ltd. is filing this Amendment No. 1 on Form 20-F/A to its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as filed with the Securities and Exchange Commission on February 28, 2023, to include updated certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as Exhibit 13.1, or the Certifications. The Certifications contained in the previously filed Form 20-F inadvertently referred to an incorrect fiscal year end date. This Amendment No. 1 replaces those Certifications with the corrected certifications filed as Exhibit 13.1 hereto. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also contains new certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, which are filed herewith as Exhibit 12.1 and Exhibit 12.2. Other than as expressly set forth above, Item 19 and the exhibits hereto, this Amendment No. 1 does not, and does not purport to, revise, update, amend or restate the information presented in any Item of the previously filed Form 20-F, nor does it reflect any events that have occurred after the filing of the previously filed Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	000-30902
Entity Registrant Name	Compugen Ltd
Entity Incorporation State Country Code	L3
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	CGEN
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	86,624,643
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1281
Business Contact [Member]
Contact Personnel Name	Alberto Sessa
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim Street
Entity Address, Address Line Three	Building D
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
City Area Code	972
Local Phone Number	3-765-8585
Contact Personnel Fax Number	972-3-765-8555